DEBT (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of notes payable

	December 31, 2023		December 31, 2022
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$—	—	$—	—%
Third Party - Insurance Note 2	39,968	8.00%	17,753	6.24%
Third Party - Insurance Note 3	2,008	—	16,094	—
Third Party - Insurance Note 4	—	—	40,728	—
Total	$41,976		$74,575